OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2019
OPERATIONS IN TURKMENISTAN
Schedule of total effect of impairment charges on the Group's statement of profit or loss

Impairment of long-lived assets	3,204
Current provision for income tax	100
Provision for doubtful accounts	74
Other operating expenses	37
Taxes other than income tax	20
Deferred income tax	(69)
3,366